Vanguard® International Explorer™ Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.9%)
Australia (4.0%)
*	Metals Acquisition Ltd.	498,175	6,351
	Netwealth Group Ltd.	337,786	5,250
	ASX Ltd.	118,264	5,039
*	James Hardie Industries plc	136,212	4,893
	Whitehaven Coal Ltd.	897,657	4,532
*	Xero Ltd.	49,458	4,506
	National Storage REIT	2,552,396	4,142
	Stockland	1,119,057	3,380
*	Bellevue Gold Ltd.	2,506,541	2,263
	Iluka Resources Ltd.	539,293	2,146
	Charter Hall Group	248,391	2,074
	Liberty Financial Group Ltd.	798,648	1,919
	Deterra Royalties Ltd.	715,170	1,870
	Orora Ltd.	1,130,411	1,513
*	SiteMinder Ltd.	403,557	1,483
	Worley Ltd.	110,172	1,093
	Reliance Worldwide Corp. Ltd.	318,872	1,075
	Nufarm Ltd.	312,508	953
*	Tyro Payments Ltd.	1,199,487	763
*	Vulcan Energy Resources Ltd.	243,440	730
	Brickworks Ltd.	30,048	567
			56,542
Austria (1.5%)
[1]	BAWAG Group AG	116,812	8,531
*	DO & CO AG	47,250	7,962
	ANDRITZ AG	41,313	2,646
	Addiko Bank AG	66,647	1,513
	Wienerberger AG	31,210	1,107
			21,759
Belgium (2.6%)
	D'ieteren Group	44,872	10,312
	Warehouses De Pauw CVA	316,522	8,574
[2]	Recticel SA	366,779	4,906
	Azelis Group NV	246,828	4,676
	KBC Ancora	82,137	3,994
	Melexis NV	28,166	2,456
	Lotus Bakeries NV	160	1,739
			36,657
Brazil (0.1%)
	TOTVS SA	377,700	1,853
Canada (2.1%)
*	Kinaxis Inc.	62,610	7,703
*	Docebo Inc.	122,843	4,904
*	Filo Corp.	98,027	2,268
*	Advantage Energy Ltd.	240,552	1,678
	Parex Resources Inc.	98,059	1,471
*	Lightspeed Commerce Inc. (XTSE)	108,851	1,458
*	EcoSynthetix Inc.	456,676	1,406
	Lundin Mining Corp.	135,155	1,365
*	Faraday Copper Corp.	2,072,455	1,246
*,2	Lightspeed Commerce Inc.	92,128	1,233
*	NuVista Energy Ltd.	124,608	1,207
	Colliers International Group Inc.	8,554	1,153
[2]	Peyto Exploration & Development Corp.	85,007	909
	First Quantum Minerals Ltd.	68,092	833
	Whitecap Resources Inc.	70,521	543
	Nuvei Corp.	8,177	271
			29,648
China (0.9%)
[1]	BOC Aviation Ltd.	497,400	4,365

		Shares	Market Value ($000)
	Beijing Enterprises Holdings Ltd.	561,500	1,863
	Tongcheng Travel Holdings Ltd.	895,600	1,559
*	Zai Lab Ltd. ADR	79,359	1,510
	China Datang Corp. Renewable Power Co. Ltd. Class H	4,229,000	1,125
*	Minth Group Ltd.	669,885	940
	Kanzhun Ltd. ADR	46,581	633
			11,995
Denmark (0.9%)
*	ALK-Abello A/S Class B	190,688	4,298
*	Zealand Pharma A/S	26,393	3,556
*	Royal Unibrew A/S	26,099	2,049
*	Ascendis Pharma A/S ADR	12,750	1,702
	Dfds A/S	55,734	1,529
*,3	OW Bunker A/S	1,000,000	—
			13,134
Finland (0.3%)
	Kemira OYJ	140,773	3,183
*	Nanoform Finland plc	472,760	919
	Nokian Renkaat OYJ	73,823	673
			4,775
France (2.3%)
	Nexans SA	46,833	6,053
*	JCDecaux SE	284,183	5,924
*,2	Air France-KLM	336,035	2,988
	Kaufman & Broad SA	82,667	2,827
	Technip Energies NV	86,777	2,211
	Rubis SCA	70,440	2,206
	Trigano SA	16,498	1,934
	Wendel SE	18,253	1,749
	Valeo SE	136,513	1,560
	Gaztransport Et Technigaz SA	7,319	1,078
	Interparfums SA	17,460	887
[1]	Ayvens SA	130,456	864
	Vicat SACA	17,729	617
	Imerys SA	12,824	436
*	Vallourec SACA	24,128	390
*	Cellectis SA ADR	122,028	270
*	Cellectis SA	60,983	129
			32,123
Germany (4.6%)
*	Hypoport SE	43,295	12,868
	CTS Eventim AG & Co. KGaA	95,946	8,451
	Gerresheimer AG	56,748	5,867
[1]	Befesa SA	158,026	4,906
	Hensoldt AG	117,977	4,365
	Schott Pharma AG & Co. KGaA	110,615	3,812
	United Internet AG (Registered)	165,844	3,678
	Stabilus SE	62,248	3,046
*,1	Auto1 Group SE	329,833	2,777
	Jenoptik AG	97,376	2,776
*	Tonies SE Class A	409,788	2,679
	AIXTRON SE	99,725	2,329
*	Immatics NV	139,284	1,674
	New Work SE	17,197	1,228
[1]	Aumann AG	65,518	1,022
	KION Group AG	25,054	991
*	Jumia Technologies AG ADR	63,864	772
	Bertrandt AG	25,928	752
*	Cherry SE	199,737	529
*	Veganz Group AG	15,898	271
			64,793
Hong Kong (1.3%)
	Dah Sing Financial Holdings Ltd.	2,226,609	5,825
	Johnson Electric Holdings Ltd.	2,582,063	3,570
	Kerry Properties Ltd.	2,012,000	3,428
	Techtronic Industries Co. Ltd.	219,500	2,811
	Dah Sing Banking Group Ltd.	1,469,600	1,164
[1]	Crystal International Group Ltd.	2,010,500	881

		Shares	Market Value ($000)
*	Hypebeast Ltd.	9,857,300	266
			17,945
India (2.1%)
	Apollo Hospitals Enterprise Ltd.	115,611	9,153
	Oberoi Realty Ltd.	391,255	8,719
	CreditAccess Grameen Ltd.	298,857	4,746
*	PVR Inox Ltd.	163,087	2,926
[1]	IndiaMart InterMesh Ltd.	53,536	1,886
	Ashok Leyland Ltd.	398,289	1,226
*	MakeMyTrip Ltd.	10,705	1,002
*	PB Fintech Ltd.	3,373	59
			29,717
Ireland (0.7%)
	Bank of Ireland Group plc	828,871	9,387
Israel (1.8%)
	Sapiens International Corp. NV	157,446	6,125
*,2	Fiverr International Ltd.	219,360	5,728
*	Wix.com Ltd.	33,414	5,210
*	Nayax Ltd. (XTAE)	150,466	3,299
	Melisron Ltd.	33,656	2,359
	Maytronics Ltd.	470,728	1,936
*	Nayax Ltd.	23,262	526
			25,183
Italy (4.6%)
	Reply SpA	97,562	13,849
	Brunello Cucinelli SpA	107,496	10,041
[1]	Technogym SpA	831,662	8,156
*	Technoprobe SpA	569,681	5,183
	De' Longhi SpA	102,858	3,242
	PRADA SpA	449,700	3,242
[1]	BFF Bank SpA	285,469	3,227
	Moncler SpA	49,153	2,931
	Banca Monte dei Paschi di Siena SpA	501,699	2,738
	DiaSorin SpA	25,025	2,729
	Italgas SpA	438,314	2,344
	Banca Mediolanum SpA	152,758	1,803
	Buzzi SpA	35,810	1,404
	Stevanato Group SpA	59,897	1,239
	BPER Banca SpA	190,176	1,113
[2]	Eurogroup Laminations SpA	201,495	752
*	Saipem SpA	278,778	662
			64,655
Japan (28.8%)
	Sumitomo Forestry Co. Ltd.	371,824	15,856
	SBI Holdings Inc.	458,000	11,905
	Miura Co. Ltd.	453,100	10,524
	Harmonic Drive Systems Inc.	353,400	9,712
	Trusco Nakayama Corp.	576,800	9,337
	NEC Networks & System Integration Corp.	495,400	9,124
	Seria Co. Ltd.	381,800	8,929
	Nippon Densetsu Kogyo Co. Ltd.	656,000	8,823
	Aica Kogyo Co. Ltd.	375,900	8,700
	Daifuku Co. Ltd.	468,100	8,472
	Kyushu Electric Power Co. Inc.	740,900	7,821
	TechnoPro Holdings Inc.	402,686	7,743
	Kissei Pharmaceutical Co. Ltd.	327,300	7,610
	Japan Material Co. Ltd.	536,000	7,111
	KOMEDA Holdings Co. Ltd.	394,800	7,078
	OBIC Business Consultants Co. Ltd.	165,000	6,983
	DMG Mori Co. Ltd.	267,400	6,804
	GMO internet group Inc.	410,200	6,796
	Fukushima Galilei Co. Ltd.	146,400	6,583
*	Sansan Inc.	408,939	6,158
	Glory Ltd.	334,800	6,086
	FP Corp.	331,300	5,715
	Ai Holdings Corp.	340,200	5,687
	Kureha Corp.	282,000	5,601

		Shares	Market Value ($000)
	Tokyu Fudosan Holdings Corp.	755,877	5,458
	Nifco Inc.	213,401	5,411
	Hakuhodo DY Holdings Inc.	653,400	5,336
	Tsugami Corp.	475,900	5,229
	Marui Group Co. Ltd.	306,275	4,962
	Megachips Corp.	170,600	4,781
	Rorze Corp.	27,900	4,538
	Hikari Tsushin Inc.	24,072	4,508
	Daito Trust Construction Co. Ltd.	37,315	4,488
	Shimamura Co. Ltd.	90,396	4,430
	Sega Sammy Holdings Inc.	269,392	4,362
	Invincible Investment Corp.	9,541	4,322
	Digital Garage Inc.	226,700	4,216
*	Rakuten Bank Ltd.	185,500	4,134
[2]	Obara Group Inc.	154,400	4,108
	Mebuki Financial Group Inc.	964,100	4,013
[2]	Raksul Inc.	521,600	3,961
	Kyoto Financial Group Inc.	193,500	3,614
	ABC-Mart Inc.	172,453	3,399
	Ulvac Inc.	52,400	3,211
	KH Neochem Co. Ltd.	211,700	3,158
*,2	Bengo4.com Inc.	124,800	3,035
	Shiga Bank Ltd.	111,800	3,003
	Nittoku Co. Ltd.	242,200	2,979
*,2	Jade Group Inc.	218,200	2,883
	JMDC Inc.	125,700	2,790
	en Japan Inc.	146,300	2,739
	Asics Corp.	167,400	2,732
	Nikon Corp.	235,885	2,709
	Katitas Co. Ltd.	214,600	2,690
	ASKUL Corp.	188,225	2,660
	GMO Financial Gate Inc.	59,870	2,649
	Kokusai Electric Corp.	95,200	2,619
	Infomart Corp.	1,212,200	2,596
	Tokyo Ohka Kogyo Co. Ltd.	96,000	2,471
	Persol Holdings Co. Ltd.	1,333,500	2,287
	Optex Group Co. Ltd.	194,000	2,212
*	SRE Holdings Corp.	66,600	2,146
	Iriso Electronics Co. Ltd.	99,000	1,990
	eGuarantee Inc.	202,900	1,986
	Japan Airport Terminal Co. Ltd.	54,200	1,979
*	Appier Group Inc.	233,700	1,937
*,2	WealthNavi Inc.	204,600	1,868
	Kawasaki Heavy Industries Ltd.	50,700	1,860
	Ebara Corp.	128,500	1,840
	PALTAC Corp.	59,806	1,835
	Yamaha Corp.	70,923	1,686
*	GA Technologies Co. Ltd.	210,100	1,685
	IHI Corp.	46,000	1,678
	Sojitz Corp.	68,480	1,620
	Shinko Electric Industries Co. Ltd.	41,900	1,594
	Casio Computer Co. Ltd.	192,800	1,552
	BayCurrent Consulting Inc.	50,018	1,540
*	Nxera Pharma Co. Ltd.	119,900	1,342
	Kokuyo Co. Ltd.	79,800	1,339
	Socionext Inc.	65,300	1,319
	Shima Seiki Manufacturing Ltd.	116,500	1,317
[2]	Kamakura Shinsho Ltd.	437,000	1,291
	Amada Co. Ltd.	108,300	1,272
	Canon Marketing Japan Inc.	38,900	1,205
	Sumitomo Heavy Industries Ltd.	44,800	1,203
	Air Water Inc.	80,300	1,180
	Koito Manufacturing Co. Ltd.	75,150	1,111
	Sanwa Holdings Corp.	50,300	1,077
	Resonac Holdings Corp.	43,400	1,077
*	Visional Inc.	20,256	1,069
	GMO Payment Gateway Inc.	18,580	1,065
	Fukuyama Transporting Co. Ltd.	37,400	1,009
	Rakus Co. Ltd.	70,200	984
	NOF Corp.	68,600	983

		Shares	Market Value ($000)
	Lixil Corp.	84,200	975
	Kyudenko Corp.	21,000	967
	Kansai Paint Co. Ltd.	58,800	966
	COMSYS Holdings Corp.	44,200	952
	Kurita Water Industries Ltd.	22,100	943
	THK Co. Ltd.	49,700	938
	Shimizu Corp.	148,200	931
	EXEO Group Inc.	85,200	929
	Anicom Holdings Inc.	212,000	923
*	Timee Inc.	90,200	873
	Mitsubishi Gas Chemical Co. Inc.	45,700	864
	Sumitomo Chemical Co. Ltd.	337,000	864
	Nabtesco Corp.	42,700	845
	NGK Insulators Ltd.	61,900	837
	Sumitomo Bakelite Co. Ltd.	29,700	836
*	Istyle Inc.	272,800	806
	Inaba Denki Sangyo Co. Ltd.	30,700	805
*	Freee KK	48,600	796
[2]	CellSource Co. Ltd.	76,300	790
	Shin-Etsu Polymer Co. Ltd.	70,100	752
	Inter Action Corp.	76,300	696
	Kinden Corp.	32,600	688
	Taiheiyo Cement Corp.	24,100	658
	ADEKA Corp.	29,900	635
	MIRAIT ONE Corp.	44,200	628
	Yamazen Corp.	59,700	618
	JGC Holdings Corp.	71,600	608
	Daicel Corp.	60,200	585
	Lintec Corp.	25,200	567
	UBE Corp.	31,600	565
	SHO-BOND Holdings Co. Ltd.	13,200	508
	Japan Steel Works Ltd.	17,600	500
	Nippon Shokubai Co. Ltd.	45,000	488
	NSK Ltd.	91,700	481
	Sundrug Co. Ltd.	17,000	472
	Teijin Ltd.	45,000	433
	INFRONEER Holdings Inc.	49,100	426
	Penta-Ocean Construction Co. Ltd.	87,600	389
	Adastria Co. Ltd.	14,300	318
	Denka Co. Ltd.	18,300	267
	Roland Corp.	1,200	31
			406,643
Malaysia (0.1%)
	ViTrox Corp. Bhd.	1,580,800	1,374
Mexico (0.1%)
	Corp. Inmobiliaria Vesta SAB de CV	446,876	1,309
*,1	Grupo Traxion SAB de CV Class A	519,800	624
			1,933
Netherlands (1.3%)
	Koninklijke Vopak NV	112,267	5,015
	Fugro NV	111,007	2,965
	Arcadis NV	32,591	2,328
	BE Semiconductor Industries NV	16,459	2,120
	Allfunds Group plc	330,089	1,984
*	Merus NV	30,980	1,643
	TKH Group NV	35,046	1,536
	Corbion NV	24,085	539
			18,130
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	146,069	2,819
	Fletcher Building Ltd.	299,595	558
			3,377
Norway (0.9%)
	Borregaard ASA	356,973	6,113
	Storebrand ASA	292,021	2,931
	Subsea 7 SA	85,966	1,654
	Aker ASA Class A	24,126	1,415

		Shares	Market Value ($000)
*	Seadrill Ltd.	15,321	843
*	DOF Group ASA	31,506	326
			13,282
Other (0.7%)
	iShares MSCI EAFE Small-Cap ETF	151,320	9,804
Philippines (0.1%)
	Wilcon Depot Inc.	6,674,000	2,001
Poland (0.2%)
	Grupa Pracuj SA	162,101	2,387
Singapore (0.6%)
	SATS Ltd.	1,880,561	4,623
	UOL Group Ltd.	663,054	2,679
	Keppel DC REIT	627,600	953
	ComfortDelGro Corp. Ltd.	691,700	726
			8,981
Slovenia (0.3%)
	Nova Ljubljanska Banka dd GDR	121,902	3,464
South Korea (0.9%)
	Park Systems Corp.	30,561	3,702
	Douzone Bizon Co. Ltd.	69,937	3,133
	Eugene Technology Co. Ltd.	54,171	1,822
	Koh Young Technology Inc.	204,051	1,730
	Hana Tour Service Inc.	46,435	1,721
*	Wantedlab Inc.	89,603	359
			12,467
Spain (1.5%)
	Bankinter SA	1,036,686	8,855
	Fluidra SA	394,044	8,779
	Almirall SA	298,235	2,973
			20,607
Sweden (4.9%)
	AddTech AB Class B	487,948	15,746
	Hemnet Group AB	227,697	8,436
	Nordnet AB publ	338,367	6,913
	Avanza Bank Holding AB	275,156	6,181
[1]	Thule Group AB	173,564	4,799
	INVISIO AB	188,294	4,401
	HMS Networks AB	80,868	3,146
	Paradox Interactive AB	214,663	3,076
*,1	BoneSupport Holding AB	106,149	2,991
*	Xvivo Perfusion AB	59,309	2,811
	Cibus Nordic Real Estate AB publ	157,666	2,463
	Billerud Aktiebolag	240,264	2,419
	Trelleborg AB Class B	60,662	2,254
*	Cint Group AB	1,735,841	1,724
*	VNV Global AB	454,482	1,039
	Cellavision AB	35,662	852
*,2	Storytel AB Class B	97,407	555
			69,806
Switzerland (3.9%)
*,1	Sensirion Holding AG	88,415	8,294
	Accelleron Industries AG	128,478	6,358
	Ypsomed Holding AG (Registered)	13,479	6,194
	Tecan Group AG (Registered)	13,067	4,879
	Siegfried Holding AG (Registered)	3,990	4,651
	Bachem Holding AG	49,660	4,457
	Bossard Holding AG (Registered) Class A	17,293	4,408
	Comet Holding AG (Registered)	10,890	4,363
	SKAN Group AG	46,913	4,236
*,1	Montana Aerospace AG	126,546	2,693
	u-blox Holding AG	23,485	2,148
	PSP Swiss Property AG (Registered)	10,113	1,351

		Shares	Market Value ($000)
	Emmi AG (Registered)	1,198	1,259
			55,291
Taiwan (4.9%)
	Chroma ATE Inc.	1,575,694	14,671
	ASPEED Technology Inc.	85,500	10,773
	Global Unichip Corp.	199,000	7,163
	Airtac International Group	278,983	7,151
	Voltronic Power Technology Corp.	105,252	5,990
	Sinbon Electronics Co. Ltd.	377,000	3,789
	Merida Industry Co. Ltd.	486,000	3,722
	E Ink Holdings Inc.	402,000	3,317
	Nien Made Enterprise Co. Ltd.	272,000	3,304
	Sporton International Inc.	377,000	2,587
	Advantech Co. Ltd.	191,059	2,032
*	Nanya Technology Corp.	1,118,000	1,968
*	Andes Technology Corp.	102,319	1,173
	TCI Co. Ltd.	234,000	1,022
			68,662
Thailand (0.3%)
	Bumrungrad Hospital PCL (Foreign)	435,000	3,003
	AEON Thana Sinsap Thailand PCL (Foreign)	249,600	803
			3,806
United Kingdom (16.4%)
	Rotork plc	2,555,304	11,893
	Games Workshop Group plc	77,759	10,314
	Cranswick plc	167,379	10,262
	British Land Co. plc	1,720,858	9,121
	Alpha Group International plc	271,686	9,053
	Halma plc	240,711	8,239
	Hammerson plc	20,858,697	7,742
*	Wise plc Class A	792,803	7,300
	IMI plc	297,214	7,239
	Telecom Plus plc	286,391	6,999
	Weir Group plc	266,788	6,964
	Beazley plc	792,153	6,963
	Softcat plc	285,219	5,967
	Diploma plc	104,250	5,961
*,1	Trainline plc	1,361,234	5,930
	Marks & Spencer Group plc	1,274,067	5,381
	Burford Capital Ltd.	374,663	5,272
	Smiths Group plc	219,763	5,048
[1]	Auto Trader Group plc	480,206	5,030
	Howden Joinery Group plc	403,745	4,881
	Shaftesbury Capital plc	2,275,528	4,457
	B&M European Value Retail SA	704,039	4,240
	Spectris plc	104,924	4,116
[1]	ConvaTec Group plc	1,286,223	3,875
*,2	Verona Pharma plc ADR	162,729	3,687
*,1	Trustpilot Group plc	1,180,562	3,157
	Tate & Lyle plc	373,919	3,154
	Greggs plc	77,340	3,115
	Rightmove plc	383,427	2,849
	Inchcape plc	261,663	2,846
	Sirius Real Estate Ltd.	2,326,372	2,836
	4imprint Group plc	35,612	2,781
	WH Smith plc	160,897	2,738
	RS Group plc	258,473	2,715
[1]	Sabre Insurance Group plc	1,322,030	2,682
*,1	Watches of Switzerland Group plc	484,206	2,539
	Big Yellow Group plc	162,643	2,529
	Pennon Group plc	307,184	2,456
	Elementis plc	1,120,583	2,307
*	Immunocore Holdings plc ADR	58,042	2,304
	Bellway plc	59,365	2,180
	Intermediate Capital Group plc	77,247	2,180
*	Oxford Nanopore Technologies plc	1,367,778	2,130
	dotdigital group plc	1,437,079	1,766
*,1	Deliveroo plc Class A	1,029,152	1,744

				Shares	Market Value ($000)
*		Molten Ventures plc		339,548	1,632
		Genus plc		67,940	1,592
*		Team17 Group plc		425,118	1,585
*		Autolus Therapeutics plc ADR		315,948	1,482
*,2		WAG Payment Solutions plc		1,721,735	1,468
*,2		Victoria plc		642,272	1,340
		LondonMetric Property plc		433,512	1,121
		Harbour Energy plc		224,026	901
*		Synthomer plc		264,157	899
		Britvic plc		53,305	871
		Energean plc		63,441	813
		Clarkson plc		9,560	559
		Hill & Smith plc		14,085	416
*		Angle plc		1,796,162	336
					231,957
Total Common Stocks (Cost $1,164,280)					1,354,138
		Coupon
Temporary Cash Investments (5.7%)
Money Market Fund (5.4%)
[4,5]	Vanguard Market Liquidity Fund	5.390%		756,894	75,682
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.3%)
	Goldman Sachs & Co. (Dated 7/31/24, Repurchase Value $4,501,000, collateralized by Fannie Mae 5.500%, 11/1/42, Freddie Mac 6.000%–6.500%, 9/1/27–7/1/54, and Ginnie Mae 2.500%–4.000%, 5/15/38–5/20/53, with a value of $4,590,000)	5.330%	8/1/24	4,500	4,500
Total Temporary Cash Investments (Cost $80,167)					80,182
Total Investments (101.6%) (Cost $1,244,447)					1,434,320
Other Assets and Liabilities—Net (-1.6%)					(22,758)
Net Assets (100%)					1,411,562
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $80,973,000, representing 5.7% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,900,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $28,946,000 was received for securities on loan, of which $28,822,000 is held in Vanguard Market Liquidity Fund and $124,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2024	180	21,507	385
MSCI Emerging Markets Index	September 2024	149	8,169	95
				480

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	9/18/24	EUR	851	USD	930	—	(7)
HSBC Bank plc	9/18/24	INR	13,455	USD	161	—	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	2,922	EUR	2,686	9	—
Bank of America, N.A.	9/18/24	USD	1,040	SEK	10,835	25	—
						34	(7)
EUR—euro.
INR—Indian rupee.
SEK—Swedish krona.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	80,461	1,273,677	—	1,354,138
Temporary Cash Investments	75,682	4,500	—	80,182
Total	156,143	1,278,177	—	1,434,320

Derivative Financial Instruments
Assets
Futures Contracts[1]	480	—	—	480
Forward Currency Contracts	—	34	—	34
Total	480	34	—	514
Liabilities
Forward Currency Contracts	—	7	—	7
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.